Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 1
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 98.9%
AB BSL CLO 1 Ltd. 2020-1A A1A, ICE LIBOR USD 3 Month + 1.5000%, 1.6261%,
1/15/33 (144A)
‡
$ 3,780,000 $ 3,786,097
AIG CLO Ltd. 2021-1A A, ICE LIBOR USD 3 Month + 1.1000%, 1.2837%, 4/22/34
(144A)
‡
1,000,000 1,001,098
AIMCO CLO Ltd. 2017-AA AR, ICE LIBOR USD 3 Month + 1.0500%, 1.1842%,
4/20/34 (144A)
‡
1,300,000 1,299,999
Allegro CLO IX Ltd. 2018-3A A, ICE LIBOR USD 3 Month + 1.1650%, 1.2914%,
10/16/31 (144A)
‡
1,000,000 999,458
Apidos CLO XXIX Ltd. 2018-29A A1B, ICE LIBOR USD 3 Month + 1.3000%,
1.4253%, 7/25/30 (144A)
‡
2,000,000 2,000,336
Assurant CLO Ltd. 2018-2A A, ICE LIBOR USD 3 Month + 1.0400%, 1.1743%,
4/20/31 (144A)
‡
1,500,000 1,500,783
Atrium XIV LLC 14A A2A, ICE LIBOR USD 3 Month + 1.4500%, 1.5764%,
8/23/30 (144A)
‡
2,000,000 2,000,974
Benefit Street Partners CLO VIII Ltd. 2015-8A A1AR, ICE LIBOR USD 3 Month +
1.1000%, 1.2342%, 1/20/31 (144A)
‡
3,000,000 3,001,086
Canyon Capital CLO Ltd. 2014-1A A1BR, ICE LIBOR USD 3 Month + 1.1700%,
1.2985%, 1/30/31 (144A)
‡
3,010,000 3,004,483
Carlyle US CLO Ltd. 2016-4A BR, ICE LIBOR USD 3 Month + 2.1000%, 2.2343%,
10/20/27 (144A)
‡
1,000,000 1,000,132
CBAM Ltd. 2018-5A A, ICE LIBOR USD 3 Month + 1.0200%, 1.1539%, 4/17/31
(144A)
‡
5,900,000 5,900,254
CIFC Funding Ltd. 2018-3A A, ICE LIBOR USD 3 Month + 1.1000%, 1.2339%,
7/18/31 (144A)
‡
2,500,000 2,501,432
CIFC Funding Ltd. 2014-3A CR2, ICE LIBOR USD 3 Month + 2.3500%, 2.4883%,
10/22/31 (144A)
‡
1,250,000 1,249,995
CIFC Funding Ltd. 2019-6A C, ICE LIBOR USD 3 Month + 2.7000%, 2.8264%,
1/16/33 (144A)
‡
1,500,000 1,502,904
Deer Creek CLO Ltd. 2017-1A A, ICE LIBOR USD 3 Month + 1.1800%, 1.3142%,
10/20/30 (144A)
‡
3,000,000 3,001,701
Dryden 37 Senior Loan Fund 2015-37A AR, ICE LIBOR USD 3 Month + 1.1000%,
1.2261%, 1/15/31 (144A)
‡
3,000,000 3,000,186
Dryden 53 CLO Ltd. 2017-53A A, ICE LIBOR USD 3 Month + 1.1200%, 1.2461%,
1/15/31 (144A)
‡
4,002,000 4,000,795
Dryden 57 CLO Ltd. 2018-57A A, ICE LIBOR USD 3 Month + 1.0100%, 1.1659%,
5/15/31 (144A)
‡
1,000,000 1,000,159
Eaton Vance CLO Ltd. 2014-1RA C, ICE LIBOR USD 3 Month + 2.1000%,
2.2261%, 7/15/30 (144A)
‡
3,077,215 3,078,643
Fillmore Park CLO Ltd. 2018-1A A2, ICE LIBOR USD 3 Month + 1.3400%,
1.4661%, 7/15/30 (144A)
‡
3,000,000 3,000,057
Galaxy XVIII CLO Ltd. 2018-28A A1, ICE LIBOR USD 3 Month + 1.1000%,
1.2261%, 7/15/31 (144A)
‡
1,000,000 1,001,773
Galaxy XX CLO Ltd. 2015-20A AR, ICE LIBOR USD 3 Month + 1.0000%,
1.1342%, 4/20/31 (144A)
‡
4,000,000 4,000,268
Gallatin CLO VIII Ltd. 2017-1A A, ICE LIBOR USD 3 Month + 1.3000%, 1.4261%,
7/15/27 (144A)
‡
1,693,218 1,694,298
GoldenTree Loan Management US CLO 1 Ltd. 2017-1A A1R2, ICE LIBOR USD 3
Month + 1.0200%, 1.1543%, 4/20/34 (144A)
‡
2,000,000 2,000,688
GREYWOLF CLO VII Ltd. 2018-2A A1, ICE LIBOR USD 3 Month + 1.1800%,
1.3142%, 10/20/31 (144A)
‡
2,000,000 2,001,724
HPS Loan Management Ltd. 14A-19 A1R, ICE LIBOR USD 3 Month + 1.0200%,
1.1453%, 1/25/34 (144A)
‡
3,950,000 3,921,027
Kayne CLO 10 Ltd. 2021-10A A, ICE LIBOR USD 3 Month + 1.1700%, 1.3596%,
4/23/34 (144A)
‡
5,000,000 5,011,210

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2021
2 July 31, 2021
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
KKR CLO 23 Ltd. 23 A1, ICE LIBOR USD 3 Month + 1.1500%, 1.2843%, 10/20/31
(144A)
‡
$ 1,000,000 $ 1,001,250
KKR CLO Ltd. 22A A, ICE LIBOR USD 3 Month + 1.1500%, 1.2843%, 7/20/31
(144A)
‡
3,000,000 3,000,951
LCM XVIII LP 19A AR, ICE LIBOR USD 3 Month + 1.2400%, 1.3661%, 7/15/27
(144A)
‡
1,062,448 1,063,263
Madison Park Funding XI Ltd. 2013-11A CR2, ICE LIBOR USD 3 Month +
1.9500%, 2.0879%, 7/23/29 (144A)
‡
1,500,000 1,500,069
Madison Park Funding XVIII Ltd. 2015-18A A1R, ICE LIBOR USD 3 Month +
1.1900%, 1.3242%, 10/21/30 (144A)
‡
3,400,000 3,404,121
Madison Park Funding XXVI Ltd. 2017-26A AR, ICE LIBOR USD 3 Month +
1.2000%, 1.3296%, 7/29/30 (144A)
‡
5,000,000 5,004,860
Madison Park Funding XXX Ltd. 2018-30A A, ICE LIBOR USD 3 Month +
0.7500%, 0.8761%, 4/15/29 (144A)
‡
4,985,618 4,986,356
Magnetite XVII Ltd. 2016-17A AR, ICE LIBOR USD 3 Month + 1.1000%, 1.2342%,
7/20/31 (144A)
‡
1,650,000 1,652,965
Marble Point CLO XI Ltd. 2017-2A A, ICE LIBOR USD 3 Month + 1.1800%,
1.3139%, 12/18/30 (144A)
‡
3,000,000 3,000,393
MP CLO III Ltd. 2013-1A AR, ICE LIBOR USD 3 Month + 1.2500%, 1.3843%,
10/20/30 (144A)
‡
2,250,000 2,252,639
Nassau Ltd. 2018-IIA A, ICE LIBOR USD 3 Month + 1.2800%, 1.4061%, 10/15/31
(144A)
‡
1,000,000 997,518
Neuberger Berman Loan Advisers CLO 29 Ltd. 2018-29A A1, ICE LIBOR USD 3
Month + 1.1300%, 1.2639%, 10/19/31 (144A)
‡
1,000,000 1,000,515
OCP CLO Ltd. 2014-5A A1R, ICE LIBOR USD 3 Month + 1.0800%, 1.2053%,
4/26/31 (144A)
‡
1,250,000 1,251,158
Octagon Investment Partners 34 Ltd. 2017-1A A2, ICE LIBOR USD 3 Month +
1.2500%, 1.3843%, 1/20/30 (144A)
‡
2,000,000 1,997,280
Octagon Investment Partners XVII Ltd. 2013-1A A1R2, ICE LIBOR USD 3 Month +
1.0000%, 1.1252%, 1/25/31 (144A)
‡
5,900,000 5,905,977
Octagon Loan Funding Ltd. 2014-1A ARR, ICE LIBOR USD 3 Month + 1.1800%,
1.3351%, 11/18/31 (144A)
‡
6,000,000 6,000,432
OHA Credit Funding 5 Ltd. 2020-5A A2A, ICE LIBOR USD 3 Month + 1.4500%,
1.5839%, 4/18/33 (144A)
‡
1,350,000 1,353,220
OHA Credit Partners XIV Ltd. 2017-14A C, ICE LIBOR USD 3 Month + 1.8000%,
1.9343%, 1/21/30 (144A)
‡
1,000,000 1,000,158
Palmer Square CLO Ltd. 2018-2A A1A, ICE LIBOR USD 3 Month + 1.1000%,
1.2264%, 7/16/31 (144A)
‡
5,000,000 5,008,210
Palmer Square Loan Funding Ltd. 2020-1A A1, ICE LIBOR USD 3 Month +
0.8000%, 0.9552%, 2/20/28 (144A)
‡
4,010,447 4,010,487
Recette CLO Ltd. 2015-1A ARR, ICE LIBOR USD 3 Month + 1.0800%, 1.2143%,
4/20/34 (144A)
‡
4,000,000 4,004,136
Riserva CLO Ltd. 2016-3A ARR, ICE LIBOR USD 3 Month + 1.0600%, 1.1939%,
1/18/34 (144A)
‡
1,000,000 1,000,146
Rockford Tower CLO Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.1000%,
1.2553%, 5/20/31 (144A)
‡
2,000,000 2,000,604
Signal Peak CLO 8 Ltd. 2020-8A C, ICE LIBOR USD 3 Month + 2.0000%,
2.1342%, 4/20/33 (144A)
‡
2,000,000 2,000,138
Sound Point CLO VI-R Ltd. 2014-2RA A, ICE LIBOR USD 3 Month + 1.2500%,
1.3843%, 10/20/31 (144A)
‡
4,000,000 3,999,992
Sound Point CLO XIX Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.0000%,
1.1261%, 4/15/31 (144A)
‡
3,000,000 3,002,367
Sounds Point CLO IV-R Ltd. 2013-3RA A, ICE LIBOR USD 3 Month + 1.1500%,
1.2839%, 4/18/31 (144A)
‡
5,000,000 5,001,765

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 3
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Symphony CLO XXII Ltd. 2020-22A A1A, ICE LIBOR USD 3 Month + 1.2900%,
1.4239%, 4/18/33 (144A)
‡
$ 2,650,000 $ 2,655,557
THL Credit Wind River CLO Ltd. 2014-2A AR, ICE LIBOR USD 3 Month +
1.1400%, 1.2661%, 1/15/31 (144A)
‡
1,000,000 1,000,474
THL Credit Wind River CLO Ltd. 2019-2A C, ICE LIBOR USD 3 Month +
2.6500%, 2.7761%, 1/15/33 (144A)
‡
1,500,000 1,501,623
THL Credit Wind River CLO Ltd. 2017-1A ARR, ICE LIBOR USD 3 Month +
1.0600%, 1.1939%, 4/18/36 (144A)
‡
2,500,000 2,495,502
Venture 32 CLO Ltd. 2018-32A A1, ICE LIBOR USD 3 Month + 1.1000%, 1.2339%,
7/18/31 (144A)
‡
3,766,000 3,763,386
Venture XXVIII CLO Ltd. 2017-28A A2, ICE LIBOR USD 3 Month + 1.1100%,
1.2443%, 7/20/30 (144A)
‡
1,000,000 999,230
Voya CLO Ltd. 2014-2A A1RR, ICE LIBOR USD 3 Month + 1.0200%, 1.1539%,
4/17/30 (144A)
‡
4,376,418 4,378,646
Voya CLO Ltd. 2019-1A AR, ICE LIBOR USD 3 Month + 1.0600%, 1.1861%,
4/15/31 (144A)
‡
1,000,000 1,000,639
Voya CLO Ltd. 2013-3A A1RR, ICE LIBOR USD 3 Month + 1.1500%, 1.2839%,
10/18/31 (144A)
‡
1,993,114 1,993,552
Wind River CLO Ltd. 2016-1A AR, ICE LIBOR USD 3 Month + 1.0500%, 1.1761%,
7/15/28 (144A)
‡
559,096 559,226
York CLO-2 Ltd. 2015-1A AR, ICE LIBOR USD 3 Month + 1.1500%, 1.2882%,
1/22/31 (144A)
‡
2,000,000 2,002,234
Zais CLO 8 Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 0.9500%, 1.0761%,
4/15/29 (144A)
‡
923,848 917,697
Total Collateralized Loan Obligations (cost $166,387,978) 167,130,296
Investment Companies - 4.0%
Money Market Funds - 4.0%
Federated Hermes Government Obligations Tax-Managed Fund, 0.0100%
∞
(cost
$6,817,369) 6,817,369 6,817,369
Total Investments (total cost $173,205,347) - 102.9% 173,947,665
Liabilities, net of Cash, Receivables and Other Assets - (2.9%) (4,897,500)
Net Assets - 100.0% $169,050,165
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Cayman Islands $ 167,130,296 96.1%
United States 6,817,369 3.9
Total $ 173,947,665 100.0%

Notes to Schedule of Investments and Other Information
(unaudited)
4 July 31, 2021
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
∞ Rate shown is the 7-day yield as of July 31, 2021.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2021
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2021 is $167,130,296 which represents 98.9% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2021 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 167,130,296 $ —
Investment Companies 6,817,369 — —
Total Assets $ 6,817,369 $ 167,130,296 $ —

Janus Detroit Street Trust 5
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to:
(i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-
specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to
“odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

6 July 31, 2021
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund. please refer to the Fund's most recent semiannual or annual shareholder report.